Condensed Consolidating Statement of Condition (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets
Cash and due from banks	$ 535,282,000	$ 452,373,000	$ 677,330,000	$ 784,987,000
Money market investments	1,376,174,000	979,295,000
Trading account securities, at fair value	436,331,000	546,713,000
Investment securities available-for-sale, at fair value	5,009,823,000	5,236,852,000	6,694,714,000
Investment securities held-to-maturity, at amortized cost	125,383,000	122,354,000	212,962,000
Other investment securities, at lower of cost or realizable value	179,880,000	163,513,000
Investment in subsidiaries	0	0
Loans held-for-sale, at lower of cost or fair value	363,093,000	893,938,000
Loans held-in-portfolio:
Less- Unearned Income	100,596,000	106,241,000
Allowance for loan losses	815,308,000	793,225,000
Total loans held-in-portfolio, net	24,135,991,000	24,771,692,000
FDIC loss share asset	1,915,128,000	2,410,219,000	0
Premises and equipment, net	538,486,000	545,453,000
Accrued income receivable	125,209,000	150,658,000
Mortgage servicing assets, at fair value	151,323,000	166,907,000	169,747,000
Other assets	1,462,393,000	1,449,887,000
Goodwill	648,350,000	647,387,000	604,349,000
Other intangible assets	63,954,000	58,696,000
Total assets	37,348,432,000	38,814,998,000	34,736,325,000
Deposits:
Non-interest bearing	5,655,474,000	4,939,321,000
Interest bearing	22,286,653,000	21,822,879,000
Total deposits	27,942,127,000	26,762,200,000
Securities Sold under Agreements to Repurchase	2,141,097,000	2,412,550,000	2,632,790,000
Other short-term borrowings	296,200,000	364,222,000
Notes Payable	1,856,372,000	4,170,183,000
Subordinated notes	0	0
Other liabilities	1,193,883,000	1,305,312,000
Total liabilities	33,429,679,000	35,014,467,000
Stockholders' equity:
Preferred stock	50,160,000	50,160,000
Common stock	10,263,000	10,229,000
Surplus	4,114,661,000	4,094,005,000
Accumulated deficit	(212,726,000)	(347,328,000)
Treasury stock	(1,057,000)	(574,000)
Accumulated other comprehensive (loss) income, net of tax	(42,548,000)	(5,961,000)	(29,209,000)
Total stockholders' equity	3,918,753,000	3,800,531,000	2,538,817,000	3,268,364,000
Total liabilities and stockholders' equity	37,348,432,000	38,814,998,000
Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio	20,703,192,000	20,834,276,000
Other real estate	172,497,000	161,496,000
Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio	4,348,703,000	4,836,882,000
Other real estate	109,135,000	57,565,000
Popular, Inc. Holding Co.
Assets
Cash and due from banks	6,365,000	1,638,000	1,174,000	2,000
Money market investments	42,239,000	1,000
Trading account securities, at fair value	0	0
Investment securities available-for-sale, at fair value	35,700,000	35,263,000
Investment securities held-to-maturity, at amortized cost	185,000,000	210,872,000
Other investment securities, at lower of cost or realizable value	10,850,000	10,850,000
Investment in subsidiaries	3,987,287,000	3,836,258,000
Loans held-for-sale, at lower of cost or fair value	0	0
Loans held-in-portfolio:
Less- Unearned Income	0	0
Allowance for loan losses	8,000	60,000
Total loans held-in-portfolio, net	249,607,000	476,022,000
FDIC loss share asset	0	0
Premises and equipment, net	2,533,000	2,830,000
Accrued income receivable	1,512,000	1,510,000
Mortgage servicing assets, at fair value	0	0
Other assets	217,877,000	246,209,000
Goodwill	0	0
Other intangible assets	554,000	554,000
Total assets	4,739,524,000	4,822,007,000
Deposits:
Non-interest bearing	0	0
Interest bearing	0	0
Total deposits	0	0
Securities Sold under Agreements to Repurchase	0	0
Other short-term borrowings	0	0
Notes Payable	760,849,000	835,793,000
Subordinated notes	0	0
Other liabilities	59,922,000	185,683,000
Total liabilities	820,771,000	1,021,476,000
Stockholders' equity:
Preferred stock	50,160,000	50,160,000
Common stock	10,263,000	10,229,000
Surplus	4,106,134,000	4,085,478,000
Accumulated deficit	(204,199,000)	(338,801,000)
Treasury stock	(1,057,000)	(574,000)
Accumulated other comprehensive (loss) income, net of tax	(42,548,000)	(5,961,000)
Total stockholders' equity	3,918,753,000	3,800,531,000
Total liabilities and stockholders' equity	4,739,524,000	4,822,007,000
Popular, Inc. Holding Co. | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio	249,615,000	476,082,000
Other real estate	0	0
Popular, Inc. Holding Co. | Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio	0	0
Other real estate	0	0
PIBI Holding Co.
Assets
Cash and due from banks	391,000	618,000	300,000	89,000
Money market investments	15,456,000	7,512,000
Trading account securities, at fair value	0	0
Investment securities available-for-sale, at fair value	3,370,000	3,863,000
Investment securities held-to-maturity, at amortized cost	1,000,000	1,000,000
Other investment securities, at lower of cost or realizable value	1,000	1,000
Investment in subsidiaries	1,147,617,000	1,096,907,000
Loans held-for-sale, at lower of cost or fair value	0	0
Loans held-in-portfolio:
Less- Unearned Income	0	0
Allowance for loan losses	0	0
Total loans held-in-portfolio, net	0	1,285,000
FDIC loss share asset	0	0
Premises and equipment, net	0	0
Accrued income receivable	15,000	33,000
Mortgage servicing assets, at fair value	0	0
Other assets	78,221,000	86,116,000
Goodwill	0	0
Other intangible assets	0	0
Total assets	1,246,071,000	1,197,335,000
Deposits:
Non-interest bearing	0	0
Interest bearing	0	0
Total deposits	0	0
Securities Sold under Agreements to Repurchase	0	0
Other short-term borrowings	0	0
Notes Payable	0	0
Subordinated notes	0	0
Other liabilities	4,901,000	3,921,000
Total liabilities	4,901,000	3,921,000
Stockholders' equity:
Preferred stock	0	0
Common stock	4,066,000	4,066,000
Surplus	4,092,743,000	4,158,157,000
Accumulated deficit	(2,883,705,000)	(2,958,347,000)
Treasury stock	0	0
Accumulated other comprehensive (loss) income, net of tax	28,066,000	(10,462,000)
Total stockholders' equity	1,241,170,000	1,193,414,000
Total liabilities and stockholders' equity	1,246,071,000	1,197,335,000
PIBI Holding Co. | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio	0	1,285,000
Other real estate	0	0
PIBI Holding Co. | Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio	0	0
Other real estate	0	0
PNA Holding Co.
Assets
Cash and due from banks	932,000	1,576,000	738,000	7,668,000
Money market investments	552,000	261,000
Trading account securities, at fair value	0	0
Investment securities available-for-sale, at fair value	0	0
Investment securities held-to-maturity, at amortized cost	0	0
Other investment securities, at lower of cost or realizable value	4,492,000	4,492,000
Investment in subsidiaries	1,627,313,000	1,578,986,000
Loans held-for-sale, at lower of cost or fair value	0	0
Loans held-in-portfolio:
Less- Unearned Income	0	0
Allowance for loan losses	0	0
Total loans held-in-portfolio, net	0	0
FDIC loss share asset	0	0
Premises and equipment, net	118,000	122,000
Accrued income receivable	113,000	111,000
Mortgage servicing assets, at fair value	0	0
Other assets	13,222,000	15,105,000
Goodwill	0	0
Other intangible assets	0	0
Total assets	1,646,742,000	1,600,653,000
Deposits:
Non-interest bearing	0	0
Interest bearing	0	0
Total deposits	0	0
Securities Sold under Agreements to Repurchase	0	0
Other short-term borrowings	30,500,000	32,500,000
Notes Payable	427,297,000	430,121,000
Subordinated notes	0	0
Other liabilities	42,269,000	47,169,000
Total liabilities	500,066,000	509,790,000
Stockholders' equity:
Preferred stock	0	0
Common stock	2,000	2,000
Surplus	4,103,208,000	4,066,208,000
Accumulated deficit	(3,013,481,000)	(3,000,682,000)
Treasury stock	0	0
Accumulated other comprehensive (loss) income, net of tax	56,947,000	25,335,000
Total stockholders' equity	1,146,676,000	1,090,863,000
Total liabilities and stockholders' equity	1,646,742,000	1,600,653,000
PNA Holding Co. | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio	0	0
Other real estate	0	0
PNA Holding Co. | Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio	0	0
Other real estate	0	0
Other Subsidiaries [Member]
Assets
Cash and due from banks	534,796,000	451,723,000	677,606,000	777,994,000
Money market investments	1,357,890,000	979,232,000
Trading account securities, at fair value	436,331,000	546,713,000
Investment securities available-for-sale, at fair value	4,988,390,000	5,216,013,000
Investment securities held-to-maturity, at amortized cost	124,383,000	95,482,000
Other investment securities, at lower of cost or realizable value	164,537,000	148,170,000
Investment in subsidiaries	0	0
Loans held-for-sale, at lower of cost or fair value	363,093,000	893,938,000
Loans held-in-portfolio:
Less- Unearned Income	100,596,000	106,241,000
Allowance for loan losses	815,300,000	793,165,000
Total loans held-in-portfolio, net	24,106,359,000	24,736,352,000
FDIC loss share asset	1,915,128,000	2,410,219,000
Premises and equipment, net	535,835,000	542,501,000
Accrued income receivable	123,858,000	149,101,000
Mortgage servicing assets, at fair value	151,323,000	166,907,000
Other assets	1,183,103,000	1,127,870,000
Goodwill	648,350,000	647,387,000
Other intangible assets	63,400,000	58,142,000
Total assets	36,978,408,000	38,388,811,000
Deposits:
Non-interest bearing	5,689,034,000	4,961,417,000
Interest bearing	22,302,798,000	21,830,669,000
Total deposits	27,991,832,000	26,792,086,000
Securities Sold under Agreements to Repurchase	2,165,157,000	2,412,550,000
Other short-term borrowings	459,600,000	743,922,000
Notes Payable	668,226,000	2,905,554,000
Subordinated notes	185,000,000	185,000,000
Other liabilities	1,133,815,000	1,120,650,000
Total liabilities	32,603,630,000	34,159,762,000
Stockholders' equity:
Preferred stock	0	0
Common stock	51,564,000	51,633,000
Surplus	5,870,287,000	5,862,091,000
Accumulated deficit	(1,532,810,000)	(1,714,659,000)
Treasury stock	0	0
Accumulated other comprehensive (loss) income, net of tax	(14,263,000)	29,984,000
Total stockholders' equity	4,374,778,000	4,229,049,000
Total liabilities and stockholders' equity	36,978,408,000	38,388,811,000
Other Subsidiaries [Member] | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio	20,673,552,000	20,798,876,000
Other real estate	172,497,000	161,496,000
Other Subsidiaries [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio	4,348,703,000	4,836,882,000
Other real estate	109,135,000	57,565,000
Elimination
Assets
Cash and due from banks	(7,202,000)	(3,182,000)	(2,488,000)	(766,000)
Money market investments	(39,963,000)	(7,711,000)
Trading account securities, at fair value	0	0
Investment securities available-for-sale, at fair value	(17,637,000)	(18,287,000)
Investment securities held-to-maturity, at amortized cost	(185,000,000)	(185,000,000)
Other investment securities, at lower of cost or realizable value	0	0
Investment in subsidiaries	(6,762,217,000)	(6,512,151,000)
Loans held-for-sale, at lower of cost or fair value	0	0
Loans held-in-portfolio:
Less- Unearned Income	0	0
Allowance for loan losses	0	0
Total loans held-in-portfolio, net	(219,975,000)	(441,967,000)
FDIC loss share asset	0	0
Premises and equipment, net	0	0
Accrued income receivable	(289,000)	(97,000)
Mortgage servicing assets, at fair value	0	0
Other assets	(30,030,000)	(25,413,000)
Goodwill	0	0
Other intangible assets	0	0
Total assets	(7,262,313,000)	(7,193,808,000)
Deposits:
Non-interest bearing	(33,560,000)	(22,096,000)
Interest bearing	(16,145,000)	(7,790,000)
Total deposits	(49,705,000)	(29,886,000)
Securities Sold under Agreements to Repurchase	(24,060,000)	0
Other short-term borrowings	(193,900,000)	(412,200,000)
Notes Payable	0	(1,285,000)
Subordinated notes	(185,000,000)	(185,000,000)
Other liabilities	(47,024,000)	(52,111,000)
Total liabilities	(499,689,000)	(680,482,000)
Stockholders' equity:
Preferred stock	0	0
Common stock	(55,632,000)	(55,701,000)
Surplus	(14,057,711,000)	(14,077,929,000)
Accumulated deficit	7,421,469,000	7,665,161,000
Treasury stock	0	0
Accumulated other comprehensive (loss) income, net of tax	(70,750,000)	(44,857,000)
Total stockholders' equity	(6,762,624,000)	(6,513,326,000)
Total liabilities and stockholders' equity	(7,262,313,000)	(7,193,808,000)
Elimination | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio	(219,975,000)	(441,967,000)
Other real estate	0	0
Elimination | Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio	0	0
Other real estate	$ 0	$ 0